Convertible Notes, Second Jelco Note (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Sep. 07, 2015
Convertible Notes [Abstract]
Balance outstanding	$ 207,917	$ 173,289
Second Jelco Note [Member]
Convertible Notes [Abstract]
Face amount			$ 21,165
Balance outstanding	$ 21,165